Note 13 - Other Operational Gain	6 Months Ended
Jun. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
13.	Other Operational Gain:

Other operational gain for the six month period ended June 30, 2014, totaled $361 and represented a non-recurring gain from a favorable settlement of vessel sale commissions relating to the sale of M/T Ioannis P and M/V Pepito in November 2011 and December 2011 respectively.